Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	AMERICAN FINANCE TRUST, INC.
Entity Central Index Key	0001568162
Entity Filer Category	Non-accelerated Filer
Document Type	S-4/A
Document Period End Date	Sep. 30, 2016
Amendment Flag	false